UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 127.8%
AUSTRALIA - 48.5%
		AMP Group Finance Services Ltd.,
AUD	8,000	9.00%, 05/16/11	$8,034,106
		APT Pipelines Ltd.,
AUD	2,500	7.75%, 07/22/20	2,366,706
		Australia & New Zealand Banking Group Ltd.,
AUD	7,000	6.25%, 05/23/11(a)(b)	6,978,082
		Australia & New Zealand Banking Group Ltd.,
AUD	7,000	6.75%, 11/10/14	7,071,907
		Australia & New Zealand Banking Group Ltd.,
AUD	22,500	8.50%, 04/22/13	23,645,290
		Australia Government Bond,
AUD	33,400	4.50%, 10/21/14	32,586,121
		Australia Government Bond,
AUD	79,600	4.75%, 11/15/12	79,138,961
		Australia Government Bond,
AUD	79,820	5.75%, 07/15/22	80,675,741
		Australian Prime Pty Fund Retail,
AUD	4,000	8.25%, 07/30/12	4,055,281
		CFS Retail Property Trust,
AUD	4,000	6.25%, 12/22/14	3,881,602
		CFS Retail Property Trust,
AUD	4,300	7.25%, 05/02/16	4,271,581
		Commonwealth Bank of Australia,
AUD	28,400	8.50%, 06/24/11	28,670,794
		Crusade Global Trust,
AUD	3,370	5.235%, 01/16/15(a)(b)	3,339,226
		Eurofima,
AUD	12,500	6.50%, 08/22/11	12,548,308
		GPT RE Ltd.,
AUD	3,500	6.50%, 08/22/13	3,465,149
		Heritage Building Society Ltd.,
AUD	5,000	5.5433%, 12/05/11(a)(b)	4,879,856
		Hypo Real Estate Bank International AG,
AUD	5,000	5.25%, 02/22/11(b)	4,952,704
		Hypo Real Estate Bank International AG,
AUD	24,500	6.25%, 08/16/11	24,392,767
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 06/21/12	6,353,039
		Leighton Finance Ltd.,
AUD	8,500	9.50%, 07/28/14	8,665,754
		Macquarie Bank Ltd.,
AUD	4,000	5.3933%, 05/31/12(a)(b)	3,837,953
		Macquarie Bank Ltd.,
AUD	6,200	6.50%, 05/31/12(a)(b)	6,041,506
		Monumental Global Funding Ltd.,
AUD	11,500	6.50%, 11/08/11	11,456,772
		National Australia Bank Ltd.,
AUD	9,300	6.75%, 09/16/14	9,395,719
		National Capital Trust III,
AUD	3,500	5.99%, 09/30/16(a)(b)	3,018,938
		National Wealth Management Holdings Ltd.,
AUD	2,500	6.75%, 06/16/16(a)(b)	2,102,596
		New South Wales Treasury Corp.,
AUD	16,500	6.00%, 04/01/16	16,641,213
		Progress Trust,
AUD	5,236	4.9883%, 08/25/36(a)(b)	5,040,727
		Puma Finance Ltd.,
AUD	3,477	5.6617%, 10/24/12(a)(b)	3,429,742
		Queensland Treasury Corp.,
AUD	17,213	6.00%, 10/14/15	17,502,862
		Queensland Treasury Corp.,
AUD	58,000	6.00%, 04/21/16	58,191,780
		Queensland Treasury Corp.,
AUD	41,490	6.00%, 06/14/21	41,613,131
		Queensland Treasury Corp.,
AUD	21,700	6.25%, 06/14/19	22,174,845
		Queensland Treasury Corp.,
AUD	39,180	6.25%, 02/21/20	39,324,778
		Rabobank Capital Funding Trust,
AUD	5,000	5.71%, 12/31/14(a)(b)(c)	4,424,333
		Rabobank Capital Funding Trust VI,
AUD	5,000	6.415%, 12/31/14(a)(b)(c)	4,482,681
		Royal Bank of Scotland NV,
AUD	10,500	6.50%, 05/17/13(a)(b)	8,201,506
		Royal Womens Hospital Finance Pty Ltd.,
AUD	4,800	6.20%, 03/26/17(b)	4,310,836
		SPI Australia Assets Pty Ltd.,
AUD	6,000	7.00%, 08/12/15	5,958,492
		SPI Electricity & Gas Australia Holdings Pty Ltd.,
AUD	15,000	6.50%, 11/03/11	14,998,027
		St. George Bank Ltd.,
AUD	29,720	10.00%, 05/09/13(a)(b)	31,680,617
		Stockland Trust Management Ltd.,
AUD	8,500	8.50%, 02/18/15	8,855,497
		Suncorp Metway Insurance Ltd.,
AUD	5,000	6.75%, 09/23/14(a)(b)	4,432,654
		Suncorp Metway Insurance Ltd.,
AUD	4,000	6.75%, 10/06/16(a)(b)	3,236,276
		Suncorp Metway Insurance Ltd.,
AUD	5,000	8.75%, 05/30/11	5,032,328
		Telstra Corp. Ltd.,
AUD	2,000	8.75%, 01/20/15	2,137,934
		The Goldman Sachs Group,
AUD	2,500	6.35%, 04/12/16	2,367,578
		Transurban Finance Co. Pty Ltd.,
AUD	5,000	6.50%, 09/15/11	4,981,404
		Transurban Finance Co. Pty Ltd.,
AUD	3,000	7.25%, 03/24/14	2,989,231
		Treasury Corp. of Victoria,
AUD	41,000	5.75%, 11/15/16	40,894,095
		Treasury Corp. of Victoria,
AUD	13,120	6.00%, 06/15/20	13,041,133
		Treasury Corp. of Victoria,
AUD	5,150	6.00%, 10/17/22	5,099,745
		Treasury Corp. of Victoria,
AUD	26,440	6.25%, 10/15/12	26,832,544

See Notes to Portfolio of Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
AUSTRALIA (continued)
		Vodafone Group PLC,
AUD	7,000	6.75%, 01/10/13	$7,061,164
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	8,500	7.00%, 06/24/11	8,506,590
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	3,500	7.25%, 11/26/12	3,527,757
		Wesfarmers Ltd.,
AUD	8,900	8.25%, 09/11/14	9,227,791
		Western Australia Treasury Corp.,
AUD	7,000	7.00%, 04/15/11	7,005,497
		Western Australia Treasury Corp.,
AUD	63,350	8.00%, 06/15/13	67,013,391
		Westpac Banking Corp.,
AUD	4,600	7.25%, 09/24/12	4,695,432
		Westpac Banking Corp.,
AUD	4,000	7.25%, 11/18/16	4,056,078
		Westpac Banking Corp.,
AUD	9,000	8.25%, 04/18/11	9,027,427
		Westpac Securitisation Trust,
AUD	4,603	5.13%, 11/21/13(a)(b)	4,470,532
		Woolworths Ltd.,
AUD	2,700	6.00%, 03/14/11	2,692,192
		WOT CMBS Pty Ltd.,
AUD	2,000	5.43%, 05/16/13(b)	1,940,542

			912,926,841

CANADA - 0.1%
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	1,228,649

CHINA - 5.7%
		Agile Property Holdings Ltd.,
USD	8,050	10.00%, 11/14/13(a)(c)	8,492,750
		Central China Real Estate Ltd.,
USD	9,450	12.25%, 10/20/13(a)(c)	10,123,312
		CFG Investment SAC,
USD	14,765	9.25%, 03/21/11(a)(c)	15,466,337
		China Government Bond,
CNH	36,000	2.48%, 12/01/20	5,261,714
		China Overseas Finance Cayman Island II Ltd.,
USD	8,800	5.50%, 11/10/20	8,614,338
		China Resources Power Holdings Co. Ltd.,
CNH	12,000	3.75%, 11/12/15	1,899,509
		Country Garden Holdings Co.,
USD	12,150	11.75%, 09/10/14(a)(c)	12,909,375
		ENN Energy Holdings Ltd.,
USD	3,500	7.375%, 08/05/12	3,657,847
		Sino-Forest Corp.,
USD	4,900	6.25%, 10/21/14(a)(c)	4,838,750
		Sino-Forest Corp.,
USD	8,500	10.25%, 07/28/14(c)	9,583,750
		Sinochem Overseas Capital Co. Ltd.,
USD	4,900	6.30%, 11/12/40(c)	4,876,558
		Texhong Textile Group Ltd.,
USD	8,050	7.625%, 01/19/16(c)	8,142,978
		West China Cement Ltd.,
USD	5,450	7.50%, 01/25/14(a)(c)	5,477,250
		Yanlord Land Group Ltd.,
USD	7,140	9.50%, 05/04/14(a)(c)	7,354,200

			106,698,668

FRANCE - 1.2%
		AXA SA,
AUD	8,000	6.355%, 10/26/16(a)(b)	6,229,633
		AXA SA,
AUD	4,000	7.50%, 10/26/16(a)(b)	3,242,733
		Cie de Financement Foncier,
AUD	15,000	6.25%, 01/30/17	14,182,899

			23,655,265

GERMANY - 2.4%
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	2,434,603
		Kreditanstalt fuer Wiederaufbau,
AUD	5,700	6.25%, 12/04/19	5,592,801
		Kreditanstalt fuer Wiederaufbau,
AUD	20,000	7.50%, 08/26/11	20,205,648
		Landwirtschaftliche Rentenbank,
AUD	17,100	6.00%, 05/30/13	17,226,922

			45,459,974

HONG KONG - 10.6%
		Fita International Ltd.,
USD	16,500	7.00%, 02/10/20	17,065,950
		Henson Finance Ltd.,
USD	23,900	5.50%, 09/17/19(a)	23,748,235
		Hong Kong Government Bond,
HKD	138,500	1.67%, 03/24/14	18,120,813
		Hong Kong Government Bond,
HKD	135,000	1.69%, 12/22/14	17,507,084
		Hong Kong Government Bond,
HKD	30,000	3.52%, 12/05/17	4,160,987
		Hong Kong Government Bond,
HKD	65,000	3.56%, 06/25/18	8,991,662
		Hong Kong Government Bond,
HKD	123,000	4.13%, 02/22/13	16,912,399
		Hong Kong Land Finance Cayman Island Co. Ltd.,
USD	18,450	4.50%, 10/07/25	16,388,674

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
HONG KONG (continued)
		Hutchison Whampoa International Ltd.,
USD	1,600	4.625%, 09/11/15(c)	$1,702,253
		Hutchison Whampoa International Ltd.,
USD	1,900	7.45%, 11/24/33(c)	2,307,928
		Hutchison Whampoa International Ltd.,
USD	23,100	7.625%, 04/09/19(c)	27,800,896
		Sun Hung Kai Properties Capital Market Ltd.,
USD	4,750	4.00%, 11/02/20	4,456,365
		Swire Pacific MTN Financing Ltd.,
USD	19,700	5.50%, 08/19/19	20,802,392
		Wing Hang Bank Ltd.,
USD	20,350	6.00%, 04/20/17(a)(b)	20,306,980

			200,272,618

INDIA - 6.1%
		Axis Bank Ltd.,
USD	8,750	5.25%, 09/30/15	8,943,812
		ICICI Bank Ltd.,
USD	10,050	5.00%, 01/15/16(c)	10,126,380
		ICICI Bank Ltd.,
USD	13,100	6.375%, 04/30/17(a)(b)(c)	13,035,260
		ICICI Bank UK PLC,
USD	8,900	1.4591%, 12/01/11(a)(b)	8,733,552
		India Government Bond,
INR	1,638,700	7.02%, 08/17/16	33,970,312
		India Government Bond,
INR	600,000	7.49%, 04/16/17	12,666,574
		India Government Bonds, Deutsche Bank AG London Credit-Linked Notes,
USD	8,000	5.865%, 07/22/19(b)	7,587,901
		National Bank For Agriculture and Rural Development,
INR	200,000	9.50%, 10/15/12	4,360,444
		NTPC Ltd.,
USD	9,600	5.875%, 03/02/16	10,340,189
		Power Finance Corp. Ltd.,
INR	200,000	7.10%, 07/15/12	4,222,479
		Power Finance Corp. Ltd.,
INR	76,000	7.89%, 09/15/12	1,618,331

			115,605,234

INDONESIA - 8.9%
		Adaro Indonesia PT,
USD	4,850	7.625%, 10/22/14(a)(c)	5,310,750
		Bank CIMB Niaga Tbk,
USD	15,750	7.375%, 11/22/11(a)(b)	16,022,207
		Barclays Indonesia Government Bond Credit Linked Note,
IDR	167,000,000	9.50%, 06/17/15(b)	19,333,831
		Indonesia Government International Bond,
USD	4,100	5.875%, 03/13/20(c)	4,381,670
		Indonesia Government International Bond,
USD	17,000	6.625%, 02/17/37(c)	18,092,879
		Indonesia Government International Bond,
USD	16,500	11.625%, 03/04/19(c)	23,925,000
		Indonesia Treasury Bill, Zero Coupon,
IDR	42,160,000	03/03/11	4,636,295
		Indonesia Treasury Bond,
IDR	67,500,000	7.375%, 09/15/16	7,168,152
		Indonesia Treasury Bond,
IDR	60,000,000	10.75%, 05/15/16	7,342,268
		Indonesia Treasury Bond,
IDR	13,400,000	11.00%, 11/15/20	1,690,519
		Indonesia Treasury Bond,
IDR	35,081,000	11.00%, 09/15/25	4,260,132
		Indonesia Treasury Bond,
IDR	25,500,000	12.90%, 06/15/22	3,555,362
		Indosat Palapa Co. BV,
USD	9,550	7.375%, 07/29/15(a)(c)	10,552,750
		Listrindo Capital BV,
USD	15,800	9.25%, 01/29/13(a)(c)	17,961,440
		Majapahit Holding BV,
USD	2,600	7.25%, 06/28/17(c)	2,912,975
		Majapahit Holding BV,
USD	2,150	7.875%, 06/29/37(c)	2,375,750
		Majapahit Holding BV,
USD	2,500	8.00%, 08/07/19(c)	2,825,000
		Perusahaan Penerbit SBSN,
USD	13,950	8.80%, 04/23/14(c)	16,221,367

			168,568,347

MALAYSIA - 6.9%
		AMBB Capital (L) Ltd.,
USD	11,100	6.77%, 01/27/16(a)(b)	11,321,001
		Malaysian Government Bond,
MYR	50,100	3.21%, 05/31/13	16,384,950
		Malaysian Government Bond,
MYR	90,740	4.012%, 09/15/17	30,166,819
		Malaysian Government Bond,
MYR	76,163	4.262%, 09/15/16	25,708,465
		Malaysian Government Bond,
MYR	16,900	4.378%, 11/29/19	5,686,901
		PETRONAS Capital Ltd.,
USD	7,750	5.25%, 08/12/19(c)	8,212,202
		PETRONAS Global Sukuk Ltd.,
USD	13,350	4.25%, 08/12/14(c)	14,013,121
		Public Bank Bhd,
USD	4,450	6.84%, 08/22/16(a)(b)	4,649,827
		SBB Capital Corp.,
USD	5,700	6.62%, 11/02/15(a)(b)	5,863,653

See Notes To Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
		TNB Capital (L) Ltd.,
USD	7,900	5.25%, 05/05/15(c)	$8,483,020

			130,489,959

NETHERLANDS - 1.3%
		ING Bank Australia Ltd.,
AUD	1,300	5.75%, 08/28/13	1,306,060
		ING Bank Australia Ltd.,
AUD	12,400	5.75%, 03/03/15	12,392,067
		ING Bank Australia Ltd.,
AUD	10,000	7.00%, 04/24/12	10,032,468

			23,730,595

PHILIPPINES - 8.0%
		Alliance Global Group Inc.,
USD	16,700	6.50%, 08/18/17	16,343,455
		National Power Corp.,
USD	7,000	6.875%, 11/02/16(c)	7,995,722
		Philippine Government Bond,
PHP	380,000	6.25%, 01/27/14	8,897,319
		Philippine Government Bond,
PHP	338,000	7.00%, 01/27/16	8,206,051
		Philippine Government Bond,
PHP	517,000	9.125%, 09/04/16	13,606,987
		Philippine Government International Bond,
USD	18,200	7.75%, 01/14/31	22,067,500
		Philippine Government International Bond,
USD	6,950	8.875%, 03/17/15	8,626,688
		Philippine Government International Bond,
USD	23,870	9.875%, 01/15/19	32,582,550
		Philippine Government International Bond,
USD	15,879	10.625%, 03/16/25	24,374,265
		Philippine Long Distance Telephone Co.,
USD	6,250	8.35%, 03/06/17	7,312,500

			150,013,037

REPUBLIC OF SOUTH KOREA - 14.5%
		Busan Bank,
USD	12,600	5.50%, 03/14/12(a)(b)	12,845,171
		Busan Bank,
USD	2,620	6.00%, 10/30/12(a)(b)	2,724,113
		Hana Bank,
USD	7,400	5.375%, 04/12/12(a)(b)	7,525,815
		Hana Funding Ltd.,
USD	1,950	8.748%, 12/17/12(a)(b)	2,104,155
		Hyundai Capital Services, Inc.,
USD	17,100	6.00%, 05/05/15(c)	18,506,937
		Korea Expressway Corp.,
USD	17,300	4.50%, 03/23/15(c)	17,977,468
		Korea Expressway Corp.,
USD	1,350	5.125%, 05/20/15(c)	1,424,884
		Korea Finance Corp.,
USD	5,400	3.25%, 09/20/16	5,177,693
		Korea Hydro & Nuclear Power Co. Ltd.,
USD	2,800	3.125%, 09/16/15(c)	2,746,713
		Korea South-East Power Co. Ltd.,
USD	17,570	6.00%, 05/25/16(c)	19,078,384
		Korea Treasury Bond,
KRW	45,910,000	4.50%, 03/10/15	41,310,320
		Korea Treasury Bond,
KRW	10,300,000	5.00%, 06/10/20	9,370,722
		Korea Treasury Bond,
KRW	10,200,000	5.25%, 09/10/15	9,425,626
		Korea Treasury Bond,
KRW	5,100,000	5.50%, 09/10/17	4,789,452
		Korea Treasury Bond,
KRW	6,000,000	5.75%, 09/10/18	5,709,038
		Korea Treasury Bond,
KRW	26,674,000	6.91%, 07/18/11	24,200,262
		Korea Treasury Inflation Linked Bond,
KRW	3,500,000	2.75%, 06/10/20	3,378,282
		National Agricultural Cooperative Federation,
USD	8,500	4.25%, 01/28/16(c)	8,595,174
		National Agricultural Cooperative Federation,
USD	4,850	6.125%, 06/15/11(a)(b)	4,898,951
		Republic of Korea,
USD	10,500	7.125%, 04/16/19	12,545,925
		SC First Bank Korea Ltd.,
USD	3,950	7.267%, 03/03/14(a)(b)(c)	4,148,294
		SC First Bank Korea Ltd.,
USD	11,050	7.267%, 03/03/14(a)(b)(c)	11,604,710
		Shinhan Bank,
USD	4,150	4.375%, 09/15/15(c)	4,206,664
		Shinhan Bank,
USD	16,030	5.663%, 03/02/15(a)(b)(c)	15,944,560
		Shinhan Bank,
USD	3,600	6.819%, 09/20/16(a)(b)	3,742,474
		Woori Bank,
USD	18,550	4.50%, 10/07/15(c)	18,977,021

			272,958,808

SINGAPORE - 4.3%
		CapitaMalls Asia Treasury Ltd.,
SGD	2,750	3.95%, 08/24/17	2,187,881
		CMT MTN Pte. Ltd.,
SGD	3,000	2.85%, 09/01/14	2,328,427
		CMT MTN Pte. Ltd.,
USD	5,750	4.321%, 04/08/15	5,856,829
		Housing & Development Board Bond,
SGD	6,250	1.55%, 10/26/12	4,936,083
		Oversea-Chinese Banking Corp. Ltd.,
USD	8,350	3.75%, 11/15/17(a)(b)	7,752,867

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
SINGAPORE (continued)
		Singapore Airlines Ltd.,
SGD	3,750	3.22%, 07/09/20	$2,864,299
		Singapore Government Bond,
SGD	13,850	2.375%, 04/01/17	11,232,000
		Singapore Government Bond,
SGD	2,920	2.50%, 06/01/19	2,306,074
		Singapore Government Bond,
SGD	10,000	2.875%, 07/01/15	8,388,775
		Singapore Government Bond,
SGD	11,160	3.25%, 09/01/20	9,253,440
		STATS ChipPAC Ltd.,
USD	1,900	5.375%, 03/31/14(a)(c)	1,899,555
		STATS ChipPAC Ltd.,
USD	15,500	7.50%, 08/12/13(a)(c)	16,817,500
		Temasek Financial (I) Ltd.,
SGD	6,250	3.265%, 02/19/20	4,939,787

			80,763,517

SUPRANATIONAL - 3.0%
		Asian Development Bank,
AUD	8,000	5.50%, 02/15/16	7,839,914
		Asian Development Bank,
AUD	10,000	6.25%, 03/05/20	10,016,224
		Asian Development Bank,
AUD	13,000	7.125%, 03/19/13	13,433,583
		Council Of Europe Development Bank,
AUD	9,300	6.25%, 01/23/12	9,361,150
		International Finance Corp.,
AUD	17,100	5.75%, 07/28/20	16,443,546

			57,094,417

SWITZERLAND - 0.1%
		ELM BV for Swiss Reinsurance Co.,
AUD	1,600	7.635%, 05/25/17(a)(b)	1,314,075

THAILAND - 4.0%
		Bangkok Bank PCL,
USD	4,800	4.80%, 10/18/20(c)	4,556,395
		Bangkok Bank PCL,
USD	900	9.025%, 03/15/29(c)	1,120,245
		Bangkok Bank PCL,
USD	11,800	9.025%, 03/15/29(c)	14,463,461
		Kasikornbank PCL,
USD	5,300	8.25%, 08/21/16(c)	6,073,630
		PTTEP Australia International Finance Pty Ltd.,
USD	13,650	4.152%, 07/19/15(c)	13,624,475
		Thailand Government Bond,
THB	60,000	2.80%, 10/10/17	1,846,107
		Thailand Government Bond,
THB	273,000	3.625%, 05/22/15	8,901,505
		Thailand Government Bond,
THB	285,000	3.875%, 06/13/19	9,382,482
		Thailand Government Bond,
THB	137,000	4.125%, 11/18/16	4,566,107
		Thailand Government Bond,
THB	264,000	5.25%, 05/12/14	9,036,721
		Thailand Government Bond,
THB	30,000	5.85%, 03/31/21	1,129,402

			74,700,530

UNITED KINGDOM - 0.6%
		Barclays Bank PLC,
AUD	3,200	6.75%, 08/13/12	3,198,686
		HBOS PLC,
AUD	4,000	6.75%, 05/01/12(a)(b)	3,282,715
		Royal Bank of Scotland PLC,
AUD	5,000	5.825%, 10/27/11(a)(b)	4,282,773

			10,764,174

UNITED STATES - 1.6%
		Bank of America Corp.,
AUD	7,200	6.75%, 09/09/13	7,155,141
		Bank of America Corp.,
NZD	2,000	7.53%, 03/08/12	1,568,296
		General Electric Capital Australia Funding Pty Ltd.,
AUD	8,700	6.00%, 08/17/12	8,645,709
		General Electric Capital Australia Funding Pty Ltd.,
AUD	1,400	6.00%, 05/15/13	1,381,707
		General Electric Capital Australia Funding Pty Ltd.,
AUD	4,750	7.00%, 10/08/15	4,782,652
		General Electric Capital Corp.,
NZD	2,000	6.50%, 09/28/15	1,600,259
		Merrill Lynch & Co.,
AUD	6,000	6.75%, 03/12/14	5,913,826

			31,047,590

Total Long-Term Investments (cost $2,207,908,640)			2,407,292,298

See Notes To Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENT - 1.3%
UNITED STATES - 1.3%
USD	22,351	Repurchase Agreement, State Street Bank & Trust Co., 0.12% dated 1/31/11, due 2/01/11 in the amount of $22,351,075, (collateralized by U.S. Treasury Bond, 4.50% due 8/15/39; value of $22,801,121)	$22,351,000
		Time Deposit, State Street Bank & Trust Co.,
USD	1,112	0.01%, 02/01/11	1,112,000

			23,463,000

Total Short-Term Investment (cost $23,463,000)			23,463,000

Total Investments - 129.1% (cost $2,231,371,640)			2,430,755,298

Liabilities in Excess of Other Assets - (29.1)%			(547,756,647)

Net Assets - 100.0%			$1,882,998,651

AUD - Australian Dollar

CNH - Yuan Renminbi Offshore Deliverable

CNY - Yuan Renminbi

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

TWD - New Taiwanese Dollar

USD - U.S. Dollar

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2011.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $476,174,707 or 25.29% of net assets applicable to common shareholders.

At January 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-3 year	UBS	(922)	03/15/11	$(352,853)
Australian Treasury Bond 6%-10 year	UBS	729	03/15/11	886,220
United States Treasury Note 6%-2 Year	UBS	29	03/31/11	5,822
United States Treasury Note 6%-5 year	UBS	48	03/31/11	(41,761)
United States Treasury Note 6%-10 Year	UBS	(276)	03/22/11	657,740
United States Treasury Note 6%-30 year	UBS	5	03/22/11	(23,566)

				$1,131,602

See Notes To Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

At January 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Chinese Yuan Renminbi/United States Dollar
04/12/11	JPMorgan Chase Bank	CNY56,265,750	USD8,500,000	$8,552,883	$52,883
05/18/11	JPMorgan Chase Bank	CNY25,999,350	USD3,900,000	3,961,583	61,583
08/02/11	State Street	CNY194,024,500	USD29,000,000	29,717,338	717,338
09/07/11	Bank of America	CNY 5,887,350	USD900,000	903,619	3,619
01/17/12	Goldman Sachs	CNY316,801,305	USD49,050,000	48,976,831	(73,169)
Indian Rupee/United States Dollar
03/07/11	Royal Bank of Canada	INR 105,406,000	USD2,300,000	2,280,976	(19,024)
05/02/11	Standard Chartered Bank	INR 235,005,300	USD5,130,000	5,034,389	(95,611)
Indonesian Rupiah/United States Dollar
03/07/11	Standard Chartered Bank	IDR108,520,500,000	USD12,020,000	11,915,410	(104,590)
08/02/11	Standard Chartered Bank	IDR 28,303,000,000	USD3,100,000	3,033,548	(66,452)
08/19/11	Standard Chartered Bank	IDR 58,687,500,000	USD6,250,000	6,270,323	20,323
Malaysian Ringgit/United States Dollar
03/21/11	State Street	MYR 20,462,000	USD6,500,000	6,683,242	183,242
New Taiwan Dollar/United States Dollar
02/08/11	State Street	TWD 1,264,280,000	USD42,183,722	43,558,687	1,374,965
05/24/11	Goldman Sachs	TWD 1,089,460,000	USD38,000,000	38,003,933	3,933
Philippine Peso/United States Dollar
02/25/11	State Street	PHP 545,851,000	USD12,300,000	12,323,183	23,183
04/12/11	Royal Bank of Canada	PHP 515,474,080	USD11,780,000	11,616,878	(163,122)
Singapore Dollar/United States Dollar
03/07/11	HSBC	SGD 23,423,740	USD17,900,000	18,310,656	410,656
04/12/11	JPMorgan Chase Bank	SGD 21,094,776	USD16,470,000	16,490,943	20,943
South Korean Won/United States Dollar
03/21/11	Royal Bank of Canada	KRW 2,196,590,000	USD1,900,000	1,956,013	56,013
Thai Baht/United States Dollar
03/07/11	Standard Chartered Bank	THB 251,319,500	USD8,100,000	8,125,926	25,926
03/28/11	Deutsche Bank AG	THB 28,390,320	USD917,000	913,528	(3,472)

Total Purchase Contracts				$278,629,889	$2,429,167

See Notes To Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
United States Dollar/Chinese Yuan Renminbi
04/12/11	State Street	USD8,500,000	CNY57,196,500	$8,694,365	$(194,365)
09/07/11	State Street	USD1,300,000	CNY8,525,400	1,308,519	(8,519)
United States Dollar/Hong Kong Dollar
01/17/12	JPMorgan Chase Bank	USD65,000,000	HKD504,822,500	64,964,097	35,903
United States Dollar/Indian Rupee
03/07/11	Royal Bank of Canada	USD21,400,000	INR992,351,000	21,474,388	(74,388)
United States Dollar/Indonesian Rupiah
03/07/11	JPMorgan Chase Bank	USD32,578,157	IDR295,023,250,000	32,393,170	184,987
08/02/11	Royal Bank of Canada	USD5,400,000	IDR49,653,000,000	5,321,865	78,135
United States Dollar/Malaysian Ringgit
03/21/11	JPMorgan Chase Bank	USD29,740,000	MYR91,004,400	29,723,608	16,392
United States Dollar/New Taiwan Dollar
02/08/11	State Street	USD43,362,587	TWD1,264,280,000	43,558,687	(196,100)
03/07/11	State Street	USD8,600,000	TWD261,120,000	9,032,169	(432,169)
05/24/11	Royal Bank of Canada	USD500,000	TWD14,300,000	498,831	1,169
United States Dollar/Philippine Peso
04/12/11	UBS AG	USD20,700,000	PHP916,978,800	20,665,309	34,691
United States Dollar/Singapore Dollar
03/07/11	JPMorgan Chase Bank	USD2,000,000	SGD2,618,400	2,046,839	(46,839)
United States Dollar/South Korean Won
03/21/11	Bank of America	USD3,100,000	KRW3,589,800,000	3,196,635	(96,635)
04/28/11	Royal Bank of Canada	USD36,680,000	KRW41,235,656,000	36,630,819	49,181
United States Dollar/Thai Baht
03/07/11	HSBC	USD1,900,000	THB57,019,000	1,843,598	56,402

Total Sale Contracts				$281,352,899	$(592,155)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	144,000,000	06/30/14	Deutsche Bank	Receive	3-month LIBOR Index	3.01%	$(7,855,334)
USD	130,000,000	04/21/12	Deutsche Bank	Receive	3-month LIBOR Index	1.82%	(2,726,308)
USD	116,000,000	04/21/11	Deutsche Bank	Receive	3-month LIBOR Index	1.47%	(763,247)
USD	22,500,000	06/30/14	Merrill Lynch	Receive	3-month LIBOR Index	2.96%	$(1,186,779)
THB	695,000,000	10/29/12	UBS	Receive	6-month Thai Baht	3.23%	(454,683)

							$(12,986,351)

See Notes To Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (concluded)

As of January 31, 2011 (unaudited)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of January 31, 2011 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,231,371,640	$207,825,921	$8,442,263	$199,383,658

Quality of Investments

As of January 31, 2011, 66.3% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2011.

% of total investments
AAA/Aaa	28.6
AA/Aa	13.6
A	24.1
BBB/Baa	12.2
BB/Ba*	20.0
B*	1.5

*	Below Investment Grade

See Notes to Portfolio of Investments.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited)

January 31, 2011

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board of Directors.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Directors. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended January 31, 2011, other than described above there have been no significant changes to the valuation procedures approved by the Board of Directors.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a current transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2011

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Australia	$—	$912,926,841	$—
Canada	—	1,228,649	—
China	—	106,698,668	—
France	—	23,655,265	—
Germany	—	45,459,974	—
Hong Kong	—	200,272,618	—
India	—	115,605,234	—
Indonesia	—	168,568,347	—
Malaysia	—	130,489,959	—
Netherlands	—	23,730,595	—
Philippines	—	150,013,037	—
Republic of South Korea	—	272,958,808	—
Singapore	—	80,763,517	—
Supranational	—	57,094,417	—
Switzerland	—	1,314,075	—
Thailand	—	74,700,530	—
United Kingdom	—	10,764,174	—
United States	—	31,047,590	—

Total Fixed Income Investments	—	2,407,292,298	—
Short-Term Investments	—	23,463,000	—

Other Financial Instruments
Interest Rate Swap Agreements	—	(12,986,351)	—
Futures Contracts	1,131,602	—	—
Forward Foreign Currency Exchange Contracts	—	1,837,012	—

	1,131,602	2,419,605,959	—

*	At January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

For the period ended January 31, 2011, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $22,351,000 as of January 31, 2011.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2011

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Swaps:

The Fund engaged in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or as a tool to hedge the leverage. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2011

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. Swap contracts were used during the period to manage the interest rate risks, raise efficiency of the portfolio and to diversify the hedging of leverage.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund entered into forward contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. A forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. During the period, forward contracts were primarily used to neutralize the currency exposure of the Fund relative to its benchmark and to overlay active currency decisions.

Futures Contracts:

The Fund invested in financial futures contracts (“futures contracts”) for the purpose of hedging duration of their existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or loss equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. Futures contracts were used to hedge the duration of the Fund against its benchmark and to manage the overall duration of the Fund.

(f) Credit-Linked Notes:

The Fund may invest in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (concluded)

January 31, 2011

derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Federal Income Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains/(losses) resulting from the repatriation of Australian dollars into U.S. dollars are recognized for U.S. federal tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal tax returns for each of the four fiscal years up to the period ended October 31, 2010 are subject to such review.

(i) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no disclosures or adjustments were required to the report as of January 31, 2011.

Aberdeen Asia-Pacific Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2011

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.
Date: March 30, 2011